Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details 1
Statutory federal income tax rate	34.00%	34.00%
Permanent differences and other	(5.00%)	13.00%
Deferred tax impact from tax rate change	(50.00%)
Valuation allowance	21.00%	(47.00%)
Income tax provision (benefit)	0.00%	0.00%